Finance Income and Expense - Summary of Finance Income and Expense (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Rental expenses on real estate [abstract]
Interest income and similar income	€ 494	€ 420		€ 834	€ 610
Net gain on foreign exchange	6,917			4,111
Finance income	7,411	420	[1]	4,945	610	[1]
Interest expense	(1)			(1)	(10,667)
Net loss on foreign exchange		(11,962)			(12,029)
Finance cost	€ (1)	€ (11,962)	[1]	€ (1)	€ (22,696)	[1]

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.